UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       CapitalWorks Investment Partners, LLC

Address:    402 West Broadway
            25th Floor
            San Diego, CA 92101

13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Wylie
Title:      Partner, CapitalWorks Investment Partners, LLC
Phone:      (619) 615-1000

Signature, Place and Date of Signing:


/s/ JOHN D. WYLIE               SAN DIEGO, CALIFORNIA          August 10, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
            Frank Russell Company
            13F File Number: 28-01190

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  112

Form 13F Information Table Value Total:  $294,150.00
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                                    FORM 13F INFORMATION TABLE
                                               CAPITALWORKS INVESTMENT PARTNERS, LLC
           COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5        CLUMN 6  CLMN 7       COLUMN 8
                                                               VALUE     SHRS OR   SH/  PUT/  INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP     (X$1000)    PRN AMT   PRN  CALL  DSCRTN   MANAGR  SOLE  SHARED  NONE
AMR CORP                       NOTE 4.50% 2/1    001765BB1      207.00    250,000  PRN         SOLE     NONE    X
ADVANCED MICRO DEVICES INC     DBCV 4.750% 2/0   007903AE7      305.00    300,000  PRN         SOLE     NONE    X
AGERE SYS INC                  NOTE 6.500% 12/1  00845VAA8      348.00    300,000  PRN         SOLE     NONE    X
CORNING INC                    NOTE 3.500% 11/0  219350AK1      422.00    300,000  PRN         SOLE     NONE    X
FINISAR                        NOTE 2.500% 10/1  31787AAF8      180.00    200,000  PRN         SOLE     NONE    X
L-3 COMMUNICATIONS HLDGS INC   DEBT 4.000% 9/1   502424AD6      187.00    150,000  PRN         SOLE     NONE    X
LIBERTY MEDIA CORP             DEB 3.500% 1/1    530715AN1      271.00    300,000  PRN         SOLE     NONE    X
LIBERTY MEDIA CORP             DEB 3.250% 3/1    530715AR2      224.00    250,000  PRN         SOLE     NONE    X
LIBERTY MEDIA CORP NEW         DEB 0.750% 3/3    530718AF2      457.00    400,000  PRN         SOLE     NONE    X
McMORAN EXPLORATION CO         NOTE 6.000% 7/0   582411AB0      407.00    300,000  PRN         SOLE     NONE    X
MICRON TECHNOLOGY INC          NOTE 2.500% 2/0   595112AG8      283.00    200,000  PRN         SOLE     NONE    X
PRIDE INTL INC DEL             FRNT 2.500% 3/0   74153QAB8      341.00    300,000  PRN         SOLE     NONE    X
PROVIDIAN FINL CORP            NOTE 4.000% 5/1   74406AAC6      381.00    300,000  PRN         SOLE     NONE    X
TERADYNE INC                   SDCV 3.750% 10/1  880770AD4      264.00    250,000  PRN         SOLE     NONE    X
TYCO INTL GROUP S A            DBCV 3.125% 11/1  902118BE7      405.00    250,000  PRN         SOLE     NONE    X
ARCH COAL INC                  PFD CV 5% PERP    039380209      519.00      5,500  PRN         SOLE     NONE    X
PATTERSON-UTI ENERGY INC       COM               703481101    1,652.00     49,450  SH          SOLE     NONE    X
ABGENIX INC                    COM               00339B107    1,694.00    144,500  SH          SOLE     NONE    X
ABLE LABORATORIES INC          COM               00371n407    1,653.00     80,400  SH          SOLE     NONE    X
AXCELIS TECHNOLOGIES INC       COM               054540109    1,314.00    105,600  SH          SOLE     NONE    X
ADVO INC                       COM               007585102    1,689.00     51,300  SH          SOLE     NONE    X
ADVENT SOFTWARE INC            COM               007974108    1,574.00     87,100  SH          SOLE     NONE    X
AGILE SOFTWARE CORP DEL        COM               00846X105    2,602.00    297,400  SH          SOLE     NONE    X
ANALOGIC CORP                  COM PAR $0.05     032657207    1,621.00     38,200  SH          SOLE     NONE    X
AMERICAN MED SYS HLDGS INC     COM               02744M108    3,457.00    102,578  SH          SOLE     NONE    X
ARTHROCARE CORP                COM               043136100    1,850.00     63,700  SH          SOLE     NONE    X
AEROFLEX INC                   COM               007768104    4,654.00    325,900  SH          SOLE     NONE    X
BIO RAD LABS INC               COM               090572207      441.00      7,500  SH          SOLE     NONE    X
BORLAND SOFTWARE CORP          COM               099849101    1,627.00    191,600  SH          SOLE     NONE    X
BROADCOM CORP                  COM               111320107    6,748.00    144,800  SH          SOLE     NONE    X
BIOVAIL CORP                   COM               09067J109      129.00      6,800  SH          SOLE     NONE    X
CDW CORP                       COM               12512N105    4,801.00     75,300  SH          SOLE     NONE    X
CHARLOTTE RUSSE HLDG INC       COM               161048103    3,607.00    168,700  SH          SOLE     NONE    X
CELADON GROUP INC              COM               150838100    1,985.00    112,800  SH          SOLE     NONE    X
CONCEPTUS INC                  COM               206016107    1,156.00    102,700  SH          SOLE     NONE    X
CHARLES RIVER ASSOCIATES       COM               159852102    1,467.00     47,400  SH          SOLE     NONE    X
CYTEC INDS INC                 COM               232820100    2,327.00     51,200  SH          SOLE     NONE    X
DURECT CORP                    COM               266605104    1,355.00    391,716  SH          SOLE     NONE    X
DOLLAR THRIFTY AUTOMOTIVE GP   COM               256743105    2,722.00     99,200  SH          SOLE     NONE    X
DIGITAL THEATER SYS INC        COM               25389G102    2,267.00     86,800  SH          SOLE     NONE    X
EDO CORP                       COM               281347104    3,418.00    141,700  SH          SOLE     NONE    X
ELAN PLC                       ADR               284131208    5,002.00    202,200  SH          SOLE     NONE    X
EMBARCADERO TECHNOLOGIES INC   COM               290787100    3,136.00    253,700  SH          SOLE     NONE    X
EPIX MEDICAL INC               COM               26881Q101    1,867.00     88,500  SH          SOLE     NONE    X
EQUINIX INC                    COM               29444U502    2,668.00     78,600  SH          SOLE     NONE    X
EXPEDITORS INTL WASH INC       COM               302130109    5,470.00    110,700  SH          SOLE     NONE    X
FORWARD AIR CORP               COM               349853101    1,732.00     46,300  SH          SOLE     NONE    X
GREENBRIER COS INC             COM               393657101    1,594.00     83,700  SH          SOLE     NONE    X
GLOBAL PMTS INC                COM               37940X102    3,160.00     70,200  SH          SOLE     NONE    X
GOLDMAN SACHS GROUP INC        COM               38141G104    5,452.00     57,900  SH          SOLE     NONE    X
GRAY TELEVISION INC            COM               389375106    2,031.00    146,200  SH          SOLE     NONE    X
GREY WOLF INC                  COM               397888108    4,303.00  1,014,800  SH          SOLE     NONE    X
HILTON HOTELS CORP             COM               432848109    5,064.00    271,400  SH          SOLE     NONE    X
HOLOGIC INC                    COM               436440101    1,727.00     74,300  SH          SOLE     NONE    X
HEARST ARGYLE TELEVISION INC   COM               422317107    3,176.00    123,200  SH          SOLE     NONE    X
INTEGRATED DEVICE TECHNOLOGY   COM               458118106    6,289.00    454,400  SH          SOLE     NONE    X
INTERNATIONAL GAME TECHNOLOGY  COM               459902102    4,891.00    126,700  SH          SOLE     NONE    X
INFOCUS CORP                   COM               45665B106    2,747.00    323,200  SH          SOLE     NONE    X
INFINITY PPTY& CAS CORP        COM               45665Q103    2,138.00     64,800  SH          SOLE     NONE    X
INTUITIVE SURGICAL INC         COM               46120E602    2,548.00    134,100  SH          SOLE     NONE    X
JONES APPAREL GROUP INC        COM               480074103    4,817.00    122,000  SH          SOLE     NONE    X
KEYNOTE SYS INC                COM               493308100    1,735.00    126,200  SH          SOLE     NONE    X
MBNA CORP                      COM               55262L100    3,696.00    143,300  SH          SOLE     NONE    X
KELLWOOD CO                    COM               488044108    2,992.00     68,700  SH          SOLE     NONE    X
LCC INTERNATIONAL INC          COM               501810105    1,545.00    315,400  SH          SOLE     NONE    X
LILLY ELI & CO                 COM               532457108    5,593.00     80,000  SH          SOLE     NONE    X
LA QUINTA CORP                 PAIRED CTF        50419U202    1,814.00    216,000  SH          SOLE     NONE    X
MEDAREX INC                    COM               583916101    1,667.00    228,700  SH          SOLE     NONE    X
MIPS TECHNOLOGIES INC          COM               604567107    1,995.00    326,000  SH          SOLE     NONE    X
MKS INSTRUMENT INC             COM               55306N104    1,070.00     46,900  SH          SOLE     NONE    X
MATRIXONE INC                  COM               57685P304    1,601.00    231,700  SH          SOLE     NONE    X
MPS GROUP INC                  COM               553409103    5,104.00    421,100  SH          SOLE     NONE    X
MERCK & CO INC                 COM               589331107    4,655.00     98,000  SH          SOLE     NONE    X
MEDICIS PHARMACEUTICAL CORP    CLA NEW           584690309    2,277.00     57,000  SH          SOLE     NONE    X
MINDSPEED TECHNOLOGIES INC     COM               602682106      576.00    116,100  SH          SOLE     NONE    X
MICRON TECHNOLOGY INC          COM               595112103    5,098.00    333,000  SH          SOLE     NONE    X
NABI BIOPHARMACEUTICALS        COM               629519109    1,519.00    106,842  SH          SOLE     NONE    X
NABORS INDUSTRIES LTD          SHS               G6359F103    3,618.00     80,000  SH          SOLE     NONE    X
NEWPORT CORP                   COM               651824104    1,572.00     97,200  SH          SOLE     NONE    X
NAUTILUS GROUP INC             COM               63910B102    4,292.00    220,000  SH          SOLE     NONE    X
NATIONAL-OILWELL INC           COM               637071101    2,389.00     75,850  SH          SOLE     NONE    X
NETIQ CORP                     COM               64115P102    1,629.00    123,400  SH          SOLE     NONE    X
NOVATEL WIRELESS INC           COM               66987M604    3,768.00    142,200  SH          SOLE     NONE    X
NEXTEL PARTNERS INC            COM               65333F107    4,134.00    259,700  SH          SOLE     NONE    X
ORASURE TECHNOLOGIES INC       COM               68554V108    1,814.00    186,400  SH          SOLE     NONE    X
PACER INTL INC TENN            COM               69373H106    1,841.00     99,500  SH          SOLE     NONE    X
PC-TEL INC                     COM               69325Q105    1,776.00    150,500  SH          SOLE     NONE    X
PHOTON DYNAMICS INC            COM               719364101    2,834.00     80,800  SH          SOLE     NONE    X
PACKETEER INC.                 COM               695210104    1,428.00     88,400  SH          SOLE     NONE    X
PLX TECHNOLOGY INC             COM               693417107    2,877.00    166,700  SH          SOLE     NONE    X
PMI GROUP INC                  COM               69344M101    4,848.00    111,400  SH          SOLE     NONE    X
PROVIDIAN FINL CORP            COM               74406A102    3,530.00    240,600  SH          SOLE     NONE    X
QUEST SOFTWARE INC             COM               74834T103    2,674.00    207,300  SH          SOLE     NONE    X
ROWAN COS INC                  COM               779382100    3,623.00    148,900  SH          SOLE     NONE    X
ROBERT HALF INTL INC           COM               770323103    4,710.00    158,200  SH          SOLE     NONE    X
RADIO ONE INC                  CLD NON VTG       75040P405    8,836.00    551,900  SH          SOLE     NONE    X
RSA SEC INC                    COM               749719100    3,554.00    173,600  SH          SOLE     NONE    X
SEEBEYOND TECHNOLOGIES CORP    COM               815704101    1,456.00    386,200  SH          SOLE     NONE    X
SCIENTIFIC-ATLANTA INC.        COM               808655104    3,384.00     98,100  SH          SOLE     NONE    X
SCIENTIFIC GAMES CORP          COM               80874P109    7,193.00    375,800  SH          SOLE     NONE    X
SMITH INTL INC.                COM               832110100    3,624.00     65,000  SH          SOLE     NONE    X
SUPERIOR ENERGY SVCS INC       COM               868157108    3,440.00    342,300  SH          SOLE     NONE    X
SMURFIT-STONE CONTAINER CORP   COM               832727101    5,341.00    267,700  SH          SOLE     NONE    X
THORATEC CORP                  COM               885175307    1,451.00    135,100  SH          SOLE     NONE    X
SPEEDWAY MOTORSPORTS INC       COM               847788106    4,518.00    135,100  SH          SOLE     NONE    X
TRINITY INDS INC               COM               896522109    2,209.00     69,500  SH          SOLE     NONE    X
TEXAS INSTRS INC.              COM               882508104    4,855.00    200,800  SH          SOLE     NONE    X
VENTANA MED SYS INC            COM               92276H106    1,535.00     32,300  SH          SOLE     NONE    X
VERISIGN INC                   COM               92343E102    5,094.00    256,000  SH          SOLE     NONE    X
VARIAN SEMICONDUCTOR EQUIPMNT  COM               922207105    1,141.00     29,600  SH          SOLE     NONE    X
WILLIAMS CO INC DEL            COM               969457100    5,755.00    483,600  SH          SOLE     NONE    X
WABASH NATL CORP               COM               929566107    1,647.00     59,800  SH          SOLE     NONE    X

                                                            294,150.00

02466.0001 #504814